Earnings/(loss) per share (Tables)	12 Months Ended
Dec. 31, 2019
Earnings per share [abstract]
Basic and diluted earnings/(loss) per share
Basic earnings per share

	Year ended December 31, 2019	Year ended December 31, 2018	Year ended December 31, 2017
Profit for the period attributable to equity owners of the parent (€m)	154.0	171.2	136.5
Weighted average Ordinary Shares and Founder Preferred Shares	192,004,803	175,622,538	176,080,272
Basic earnings per share (€’s)	0.80	0.97	0.78

Diluted earnings (loss) per share
Diluted earnings per share

	Year ended December 31, 2019	Year ended December 31, 2018	Year ended December 31, 2017
Profit for the period attributable to equity owners of the parent (€m)	154.0	171.2	136.5
Weighted average Ordinary Shares and Founder Preferred Shares	198,425,877	175,793,631	184,786,162
Diluted earnings per share (€’s)	0.78	0.97	0.74